Combined Statements of Comprehensive Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Combined Statements of Comprehensive Income
Net income		$ 465,357	$ 357,748	[1]
Other comprehensive income (loss):
Foreign currency translation adjustment	[2]	141,355	17,825
Unrealized loss on net investment hedges, includes income taxes of nil	[2]	(48,431)	(52,810)
Total other comprehensive income (loss)		92,924	(34,985)
Comprehensive income		558,281	322,763
Comprehensive income attributable to:
Stapled unitholders		558,042	322,534
Non-controlling interests		239	229
Comprehensive income		$ 558,281	$ 322,763

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).
[2]	Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).